UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23493

 NAME OF REGISTRANT:                     Cohen & Steers Tax-Advantaged
                                         Preferred Securities and
                                         Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York , NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dana A. DeVivo
                                         280 Park Avenue
                                         10th Floor
                                         New York , NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


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

Cohen & Steers Tax-Advantaged Preferred Securities and Income Fund
--------------------------------------------------------------------------------------------------------------------------
 ATHENE HOLDING LTD                                                                          Agenda Number:  935519097
--------------------------------------------------------------------------------------------------------------------------
        Security:  04686J309
    Meeting Type:  Special
    Meeting Date:  21-Dec-2021
          Ticker:  ATHPRC
            ISIN:  US04686J3095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the merger of AHL and Blue                     Mgmt          For                            For
       Merger Sub, Ltd. and the Agreement and Plan
       of Merger, by and among Apollo Global
       Management, Inc., AHL, Tango Holdings,
       Inc., Blue Merger Sub, Ltd. and Green
       Merger Sub, Inc. (which, as it may be
       amended from time to time, we refer to as
       the "merger agreement"), and the statutory
       merger agreement required by Section 105 of
       the Companies Act, 1981 (as amended) of
       Bermuda, which proposal is referred to as
       the "AHL merger agreement proposal."

2.     To approve the adjournment of the AHL                     Mgmt          For                            For
       special general meeting to solicit
       additional proxies if there are not
       sufficient votes at the time of the AHL
       special general meeting to approve the AHL
       merger agreement proposal or to ensure that
       any supplement or amendment to the joint
       proxy statement/prospectus is timely
       provided to holders of AHL Common Shares
       and AHL Preferred Shares, which is referred
       to as the "AHL adjournment proposal."




--------------------------------------------------------------------------------------------------------------------------
 ATHENE HOLDING LTD                                                                          Agenda Number:  935519097
--------------------------------------------------------------------------------------------------------------------------
        Security:  04686J408
    Meeting Type:  Special
    Meeting Date:  21-Dec-2021
          Ticker:  ATHPRD
            ISIN:  US04686J4085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the merger of AHL and Blue                     Mgmt          For                            For
       Merger Sub, Ltd. and the Agreement and Plan
       of Merger, by and among Apollo Global
       Management, Inc., AHL, Tango Holdings,
       Inc., Blue Merger Sub, Ltd. and Green
       Merger Sub, Inc. (which, as it may be
       amended from time to time, we refer to as
       the "merger agreement"), and the statutory
       merger agreement required by Section 105 of
       the Companies Act, 1981 (as amended) of
       Bermuda, which proposal is referred to as
       the "AHL merger agreement proposal."

2.     To approve the adjournment of the AHL                     Mgmt          For                            For
       special general meeting to solicit
       additional proxies if there are not
       sufficient votes at the time of the AHL
       special general meeting to approve the AHL
       merger agreement proposal or to ensure that
       any supplement or amendment to the joint
       proxy statement/prospectus is timely
       provided to holders of AHL Common Shares
       and AHL Preferred Shares, which is referred
       to as the "AHL adjournment proposal."




--------------------------------------------------------------------------------------------------------------------------
 ATHENE HOLDING LTD.                                                                         Agenda Number:  935519059
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0684D305
    Meeting Type:  Special
    Meeting Date:  21-Dec-2021
          Ticker:  ATHPRA
            ISIN:  BMG0684D3054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the merger of AHL and Blue                     Mgmt          For                            For
       Merger Sub, Ltd. and the Agreement and Plan
       of Merger, by and among Apollo Global
       Management, Inc., AHL, Tango Holdings,
       Inc., Blue Merger Sub, Ltd. and Green
       Merger Sub, Inc. (which, as it may be
       amended from time to time, we refer to as
       the "merger agreement"), and the statutory
       merger agreement required by Section 105 of
       the Companies Act, 1981 (as amended) of
       Bermuda, which proposal is referred to as
       the "AHL merger agreement proposal."

2.     To approve the adjournment of the AHL                     Mgmt          For                            For
       special general meeting to solicit
       additional proxies if there are not
       sufficient votes at the time of the AHL
       special general meeting to approve the AHL
       merger agreement proposal or to ensure that
       any supplement or amendment to the joint
       proxy statement/prospectus is timely
       provided to holders of AHL Common Shares
       and AHL Preferred Shares, which is referred
       to as the "AHL adjournment proposal."




--------------------------------------------------------------------------------------------------------------------------
 ELECTRICITE DE FRANCE SA                                                                    Agenda Number:  714475957
--------------------------------------------------------------------------------------------------------------------------
        Security:  F3R92TAK0
    Meeting Type:  BOND
    Meeting Date:  21-Jul-2021
          Ticker:
            ISIN:  FR0011401728
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   THE FOLLOWING APPLIES TO SHAREHOLDERS THAT                Non-Voting
       DO NOT HOLD SHARES DIRECTLY WITH A FRENCH
       CUSTODIAN: PROXY CARDS: VOTING INSTRUCTIONS
       WILL BE FORWARDED TO THE GLOBAL CUSTODIANS
       ON THE VOTE DEADLINE DATE. IN CAPACITY AS
       REGISTERED INTERMEDIARY, THE GLOBAL
       CUSTODIANS WILL SIGN THE PROXY CARDS AND
       FORWARD THEM TO THE LOCAL CUSTODIAN. IF YOU
       REQUEST MORE INFORMATION, PLEASE CONTACT
       YOUR CLIENT REPRESENTATIVE.

CMMT   FOLLOWING CHANGES IN THE FORMAT OF PROXY                  Non-Voting
       CARDS FOR FRENCH MEETINGS, ABSTAIN IS NOW A
       VALID VOTING OPTION. FOR ANY ADDITIONAL
       ITEMS RAISED AT THE MEETING THE VOTING
       OPTION WILL DEFAULT TO 'AGAINST', OR FOR
       POSITIONS WHERE THE PROXY CARD IS NOT
       COMPLETED BY BROADRIDGE, TO THE PREFERENCE
       OF YOUR CUSTODIAN.

CMMT   PLEASE NOTE THAT SHAREHOLDER DETAILS ARE                  Non-Voting
       REQUIRED TO VOTE AT THIS MEETING. IF NO
       SHAREHOLDER DETAILS ARE PROVIDED, YOUR
       INSTRUCTION MAY CARRY A HEIGHTENED RISK OF
       BEING REJECTED. THANK YOU

CMMT   PLEASE NOTE THAT DUE TO THE CURRENT COVID19               Non-Voting
       CRISIS AND IN ACCORDANCE WITH THE
       PROVISIONS ADOPTED BY THE FRENCH GOVERNMENT
       UNDER LAW NO. 2020-1379 OF NOVEMBER 14,
       2020, EXTENDED AND MODIFIED BY LAW NO
       2020-1614 OF DECEMBER 18, 2020 THE GENERAL
       MEETING WILL TAKE PLACE BEHIND CLOSED DOORS
       WITHOUT THE PHYSICAL PRESENCE OF THE
       SHAREHOLDERS. TO COMPLY WITH THESE LAWS,
       PLEASE DO NOT SUBMIT ANY REQUESTS TO ATTEND
       THE MEETING IN PERSON. SHOULD THIS
       SITUATION CHANGE, THE COMPANY ENCOURAGES
       ALL SHAREHOLDERS TO REGULARLY CONSULT THE
       COMPANY WEBSITE

1      MODIFICATIONS TO THE TERMS OF THE 2013 GBP                Mgmt          For                            For
       NOTES




--------------------------------------------------------------------------------------------------------------------------
 SIGNATURE BANK                                                                              Agenda Number:  935567872
--------------------------------------------------------------------------------------------------------------------------
        Security:  82669G203
    Meeting Type:  Special
    Meeting Date:  27-Apr-2022
          Ticker:  SBNYP
            ISIN:  US82669G2030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the continuation of the Bank's                 Mgmt          For                            For
       share repurchase plan, which allows the
       Bank to repurchase from the Bank's
       stockholders from time to time in open
       market transactions, shares of the Bank's
       common stock in an aggregate purchase
       amount of up to $500 million under the
       Stock Repurchase Program.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         C&S Tax-Advantaged Preferred Securities & Income Fund
By (Signature)       /s/ Dana A. DeVivo
Name                 Dana A. DeVivo
Title                Secretary and Chief Legal Officer
Date                 08/18/2022